Share-Based Payment (Details) - Schedule of Weighted Average Fair Values and Exercise Price - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Fair Values and Exercise Price [Line Items]
Weighted average exercise prices	$ 16.11	$ 27.22	$ 29.27
Weighted average fair value on grant date	$ 5.11	$ 7.27	$ 9.65